Risk information - Foreign currency position (Details) - Currency risk kr in Millions	Dec. 31, 2021 SEK (kr) ฿ / kr $ / kr £ / kr ¥ / kr $ / kr € / kr	Dec. 31, 2020 SEK (kr) $ / kr £ / kr ¥ / kr $ / kr € / kr ฿ / kr
EUR
Risk information
Exchange rate | € / kr	10.2431	10.0181
Share at year-end (as a %)	1.00%	1.00%
Currency position	kr (242)	kr (189)
USD
Risk information
Exchange rate | $ / kr	9.0356	8.1739
Share at year-end (as a %)	0.00%	1.00%
Currency position	kr (50)	kr (148)
JPY
Risk information
Exchange rate | ¥ / kr	0.0785	0.0793
Share at year-end (as a %)	0.00%	0.00%
Currency position	kr 9	kr (89)
GBP
Risk information
Exchange rate | £ / kr	12.2119	11.1683
Share at year-end (as a %)	0.00%	0.00%
Currency position	kr (51)	kr (68)
MXN
Risk information
Exchange rate | $ / kr	0.4408	0.4117
Share at year-end (as a %)	1.00%	1.00%
Currency position	kr (105)	kr (123)
THB
Risk information
Exchange rate | ฿ / kr	0.2709	0.2727
Share at year-end (as a %)	0.00%	0.00%
Currency position	kr (4)	kr 60
Other currencies
Risk information
Share at year-end (as a %)	0.00%	0.00%
Currency position	kr (19)	kr (12)
Foreign currencies
Risk information
Share at year-end (as a %)	2.00%	3.00%
Currency position	kr (462)	kr (569)
Currency positions excluding unrealized changes in fair value	kr 5	kr (48)